Compensation Expense Relating to Share-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options	$ 62	$ 21
Restricted stock	243	81
Directors
Stock options	31	11
Restricted stock	122	40
Officers
Stock options	31	10
Restricted stock	$ 121	$ 41